091-16905fn

For Internal Use Only
Sec File No. 9-

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2014 FEB -3 PM 2:22
SEC / MR

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SEC Mail Processing Section
FEB 03 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010203

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form: [signature]

Date: January 31, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 03 2014

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON JANUARY 27, 2014

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
ZMLP	Trust	Investment Company Units	Zacks MLP Index	Various World Markets	Broad
DI	Trust	Investment Company Units	Fixed Income Instruments	Various World Markets	Broad
LDUR	Trust	Investment Company Units	Fixed Income Instruments	Various World Markets	Broad
QDEM	Trust	Investment Company Units	MSCI Emerging Markets High Dividend Yield Index	Various World Markets	Broad
QEM	Trust	Investment Company Units	MSCI Emerging Markets Quality Index	Various World Markets	Broad
QDXU	Trust	Investment Company Units	MSCI ACWI ex USA High Dividend Yield Index	Various U.S. Markets	Broad
QXUS	Trust	Investment Company Units	MSCI ACWI ex USA Quality Index	Various World Markets	Broad
DBAW	Trust	Investment Company Units	MSCI ACWI ex USA US Dollar Hedged Index	Various World Markets	Broad
DBKO	Trust	Investment Company Units	MSCI Korea 25/50 US Dollar Hedged Index	Various World Markets	Broad
DBMX	Trust	Investment Company Units	MSCI Mexico IMI 25/50 US Dollar Hedged Index	Various World Markets	Broad

BATS

Making Markets Better®

RECEIVED

2014 FEB -3 PM 2:22

SEC / MR

SEC
Mail Processing
Section
FEB 03 2014
Washington DC
404

January 31, 2014

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding ten (10) derivative securities products that commenced trading on BATS Exchange on January 27, 2014. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 03 2014